                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.   Name and address of issuer:

          PIMCO Advisors Funds, 2187 Atlantic Street, Stamford, CT 06902

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2.   Name of each series or class of funds for which this notice is filed:

       Equity Income Fund, Value Fund, Growth Fund, Target Fund, Discovery Fund, Opportunity Fund, Innovation Fund, International Fund, Precious Metals Fund, Global Income Fund, High Income Fund, Total Return Income Fund, Tax Exempt Fund, U.S. Government Fund, Short-Intermediate Fund, Money Market Fund
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3.   Investment Company Act File Number:     811-3881

     Securities Act File Number:    2-87203

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4.   Last day of fiscal year for which this notice is filed: September 30, 1996

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                         [   ]
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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
                                                           N/A

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                           None
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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                           None

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9.   Number and aggregate sale price of securities sold during the fiscal year:

         Number: 1,639,756,937     Aggregate Sale Price:     $4,727,103,371

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Number:  1,639,756,937     Aggregate Sale Price:     $4,727,103,371

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Number:    (included in Item 9)      Aggregate Sale Price:  $ (included in
                                                                     Item 9)

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12.        Calculation of registration fee:

           (i)    Aggregate sale price of
                  securities sold during
                  the fiscal year in reliance
                  on rule 24f-2
                  (from Item 10):                 $  4,727,103,371
                                                  -----------------

           (ii)   Aggregate price of shares
                  issued in connection with
                  dividend reinvestment plans
                  (from Item 11, if applicable):  +     n/a
                                                  -----------------

           (iii)  Aggregate price of shares
                  redeemed or repurchased during
                  the fiscal year (if applicable):-   3,782,116,693
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           (iv)   Aggregate price of shares
                  redeemed or repurchased and
                  previously applied as a reduction
                  to filing fees pursuant to
                  rule 24e-2 (if applicable):     +         0
                                                  ------------------


           (v)    Net aggregate price of
                  securities sold and issued
                  during the fiscal year in
                  reliance on rule 24f-2
                  [line (i), plus line (ii),
                  less line (iii), plus line
                  (iv)] (if applicable):              944,986,678
                                                  ------------------

           (vi)   Multiplier prescribed by
                  Section 6(b) of the Securities
                  Act of 1933 or other applicable
                  law or regulation (see
                  Instruction C.6):               x     1/3300
                                                  ------------------

           (vii)  Fee due [line (i) or line (v)
                  multiplied by line (vi)]:       $     286,360
                                                  ==================

Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CRF 202.3a).

                                                               [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                           November 26, 1996

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                                  SIGNATURES

    This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*      /s/ Newton B. Schott, Jr., Clerk
                             ----------------------------------------------
                                   Newton B. Schott, Jr., Clerk
                             ----------------------------------------------

    Date   11/26/96
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           *Please print the name and title of the signing officer below the signature.
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